Intangible Assets - Schedule of Intangible Assets (Details) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets [Line Items]
Total Intangible assets		$ 13,663,634	$ 2,582,495	$ 2,582,495
Goodwill (Cost model) [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets	[1]	730,859	2,582,495	2,582,495
Technology [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets		7,890,569
Software [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets		$ 5,042,206

[1]	During the year ended June 30, 2026, the historical goodwill of AUD$2,582,495 relating to the legacy Australian oilseeds business was fully impaired and included within loss from discontinued operations, net of tax (refer to Note 4). The impairment was determined based on fair value less costs of disposal, referencing the nominal equity valuation and the purchaser’s contractual assumption of operational liabilities under the definitive disposal agreement. The ending goodwill balance of AUD$730,859 represents goodwill recognized from the acquisition of Rentbuddyuk on June 29, 2026 (refer to Note 5), measured in accordance with IFRS 3 based on independent valuation reports of acquired technology and identifiable net assets. Management determined that no impairment was required for Rentbuddyuk as of June 30, 2026.